JPMorgan Prime Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
IM Shares [Member] | IM
Prospectus [Line Items]
Average Annual Return, Percent	4.38%	3.34%	2.33%